Intangible asset (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Begining Balance	¥ 9,000	¥ 9,000
Ending Balance	9,000	9,000
Accumulated Amortization
Begining Balance	3,000	2,000
Amortization	1,000	1,000
Ending Balance	4,000	3,000
Carrying Amount	¥ 5,000	¥ 6,000